Related party transactions (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2021 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	May 24, 2019 USD ($)
Transactions with Third Party [Line Items]
Notes payable to related party	$ 25,808,000	$ 30,493,000
Non-controlling interest incurred	(6,902,000)	(6,955,000)
Distribution to redeemable non-controlling interest	968,000	951,000
Non-controlling interests	1,523,082,000	458,612,000
Equity-method investees	433,850,000	186,452,000
AYES Canada
Transactions with Third Party [Line Items]
Non-controlling interests	41,782,000	59,125,000			$ 96,752,000
AY Holdco
Transactions with Third Party [Line Items]
Equity-method investees				$ 39,376,000
Redeemable Non-Controlling Interest
Transactions with Third Party [Line Items]
Non-controlling interest incurred	10,435,000	12,651,000
Distribution to redeemable non-controlling interest	10,214,000	12,198,000
Redeemable Non-Controlling Interest | Senior Secured Credit Facility
Transactions with Third Party [Line Items]
Line of credit facility, maximum borrowing capacity	306,500,000
Related Party
Transactions with Third Party [Line Items]
Distribution from interest in noncontrolling interest	17,793,000	16,064,000
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses	25,778,000	25,693,000
Development fees	2,036,000		$ 25,985,000
Notes payable to related party	25,808,000	30,493,000
Related Party | AYES Canada
Transactions with Third Party [Line Items]
Non-controlling interests					$ 96,752,000	$ 130,103	$ 96,752,000
Distribution from interest in noncontrolling interest	17,793,000	$ 16,064,000
Atlantica | Related Party
Transactions with Third Party [Line Items]
Purchases from relatedparty	23,863,000
Contingent consideration	2,600,000
Gain on sale with related party	$ 878,000